Introduction and overview of Group's risk management - Net leverage ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of financial assets [line items]
Borrowings	$ 3,510,847	$ 3,344,402		$ 2,609,090	$ 2,203,209
Lease liabilities	601,994	605,558		376,101	314,747
Less: Cash and cash equivalents	(293,823)	(514,078)	[1]	$ (916,488)	$ (585,416)
Net debt	3,819,018	3,435,882
Adjusted EBITDA	$ 1,132,535	$ 1,030,931
Management net leverage ratio	3.4	3.3
Top of range
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	4.0	4.0		4.0
Bottom of range
Disclosure of financial assets [line items]
Target ratio of net debt to adjusted EBITDA	3.0	3.0		3.0

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.